Stock-Based Compensation-Schedule Of Stock-Based Compensation Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Stock Compensation Plan I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The compensation cost recognized	¥ 518	¥ 507	¥ 917
Stock Compensation Plan II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The compensation cost recognized	¥ 1,013	¥ 1,053	¥ 1,247